EQUITY-BASED COMPENSATION (Detail Textuals) shares in Thousands, Share in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Share Year shares	Dec. 31, 2017 USD ($) Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense (Note 12)	$ 70,291	$ 4,790
Equity-based compensation	55,706
HSCP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense of awards	1,167	$ 1,522
Unamortized expense	$ 355
Number of units cancelled subsequent to vesting | shares	97
Total vested profits interests | shares	4,765
HSCP | Class C-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted | Share	4,284	3,250
Omnibus Incentive Plan (the "Plan")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of total shares outstanding as maximum number of units to be issued	10.00%
Omnibus Incentive Plan (the "Plan") | Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2 years
Compensation expense of awards	$ 24,835
Unamortized expense	$ 27,557
Number of shares granted | Share	2,128
Omnibus Incentive Plan (the "Plan") | Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Compensation expense of awards	$ 29,704
Unamortized expense	$ 53,598
Expiration period	10 years
Weighted-average contractual life | Year	9.9